Note 5 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	As of December 31,
	2014	2015
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	127,498	128,401
Motor vehicles	35,229	26,341
Leasehold improvements	10,817	9,657
Total	185,861	176,716
Less: Accumulated depreciation	(138,690)	(142,571)
Property, plant and equipment, net	47,171	34,145